Submission	Feb. 14, 2025
Submission [Line Items]
Central Index Key	0001048286
Registrant Name	MARRIOTT INTERNATIONAL INC /MD/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES